Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 6 — GOODWILL AND OTHER INTANGIBLE ASSETS

Holdings reviews the carrying amount of goodwill for impairment annually as of December 31 or whenever events or conditions indicate that the net carrying amount may not be recoverable from estimated undiscounted future cash flows. Based upon the sale of Wells, which was considered to be a triggering event, Holdings conducted a fair value assessment of its goodwill as of June 30, 2015. The results of the impairment test as of June 30, 2015 determined that the fair value of Holdings exceeded the carrying value of its net assets, therefore no impairment of goodwill was recorded.

If the reported reduction in the financial performance of Holdings continues, the excess of the recoverable amount over the carrying value of goodwill and other intangible assets will be reduced. Such a reduction may increase the risk of a future impairment expense in relation to goodwill and other intangible assets. A number of initiatives have been identified and are in the process of being implemented to improve the financial performance of Holdings.

The components of other intangible assets were as follows (in millions):

	Amortizable Life	Weighted Average Remaining Life	September 30, 2015				December 31, 2014
			Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	9 years	$207.0	$(75.0)	$(2.0)	$130.0	$142.7
Trademarks	5 years	—	0.6	(0.6)	—	—	0.1
Trademarks	Indefinite	Indefinite	109.1	—	—	109.1	109.1
Integrated software system	5 years	Less than 1 year	7.7	(7.0)	—	0.7	1.8

			$324.4	$(82.6)	$(2.0)	$239.8	$253.7

During the nine months ended September 30, 2014, Holdings recorded a trademark impairment loss of $38.0 million related to the indefinite-lived trademark intangible asset of its fuel delivery systems product line. A decision by a customer to change suppliers and a change by another customer from branded to private label products triggered the need to test the carrying value of this indefinite-lived intangible asset. A discounted cash flow calculation was performed reflecting the revised forecasted net sales information. This identified that the estimated recoverable amount was less than the carrying value. The impairment is recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) in trademark impairment loss.

The aggregate intangible amortization expense recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) was $4.4 million and $13.3 million for the three and nine months ended September 30, 2015, respectively, and $4.5 million and $13.4 million for the three and nine months ended September 30, 2014, respectively.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2015	$4.0	$0.4
2016	16.1	0.3
2017	16.1	—
2018	16.1	—
2019	16.1	—